Quantitative and qualitative disclosure about market risk - Provision for loan losses and interest receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of the provision for loan losses and interest receivable
Balance as of January 1	$ 2,172	$ 192
Recoveries of amounts previously charged off	(492)
Balance as of December 31	3,558	2,172
Personal Loans
Movement of the provision for loan losses and interest receivable
Provisions for doubtful accounts	450	1,958
Corporate Loans
Movement of the provision for loan losses and interest receivable
Provisions for doubtful accounts	$ 1,428	$ 22